Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Equity Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	12.56%	12.94%
Equity Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	13.70%	13.70%
Overseas Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	6.88%	6.68%
Overseas Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	7.20%	7.00%
Overseas Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	7.31%	7.09%
Pro-Blend(R) Conservative Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	3.71%	4.38%
Pro-Blend(R) Conservative Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	3.97%	4.63%
Pro-Blend(R) Conservative Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%	3.51%	4.15%
Pro-Blend(R) Conservative Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%	2.98%	3.61%
Pro-Blend(R) Conservative Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	4.55%	4.94%
Pro-Blend(R) Moderate Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	4.83%	5.42%
Pro-Blend(R) Moderate Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%	5.09%	5.67%
Pro-Blend(R) Moderate Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	4.62%	5.18%
Pro-Blend(R) Moderate Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	4.07%	4.66%
Pro-Blend(R) Moderate Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	5.84%	6.09%
Pro-Blend(R) Extended Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	5.96%	6.60%
Pro-Blend(R) Extended Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%	6.22%	6.85%
Pro-Blend(R) Extended Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	5.70%	6.33%
Pro-Blend(R) Extended Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	5.16%	5.79%
Pro-Blend(R) Extended Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	6.94%	7.24%
Pro-Blend(R) Maximum Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	10.45%	9.62%	9.75%
Pro-Blend(R) Maximum Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	9.90%	10.03%
Pro-Blend(R) Maximum Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	9.39%	9.51%
Pro-Blend(R) Maximum Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%	8.81%	8.94%
Pro-Blend(R) Maximum Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	10.73%	10.48%
Disciplined Value Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%	11.93%	9.91%
Disciplined Value Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%	12.14%	10.15%
Disciplined Value Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%	12.61%	10.47%
Disciplined Value Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	12.30%	10.25%
Rainier International Discovery Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	4.93%	7.37%
Rainier International Discovery Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	23.85%	5.20%	7.65%
Rainier International Discovery Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	25.11%	6.31%	8.40%
Rainier International Discovery Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	5.35%	7.77%
MSCI USA IMI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.52%	16.40%	13.64%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%	7.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%	16.82%	14.05%
Conservative Term Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	4.29%	4.76%
30/10/30/30 Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	6.15%	6.16%
40/15/45 Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	8.11%	7.62%
65/20/15 Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%	12.89%	10.79%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	13.19%	9.11%
MSCI ACWI ex USA Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%	10.61%	7.77%